MARCH 24, 2016

SUPPLEMENT TO

ALTERNATIVE FUNDS

(THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2016

Effective immediately, Rick A. Wurster, CFA no longer serves as a portfolio manager to Hartford Real Total Return Fund (the “Fund”). Accordingly, all references to Mr. Wurster in the Prospectus are deleted in their entirety. Stephen A. Gorman, CFA will continue to serve as a portfolio manager for the Fund.

This Supplement should be retained with your Prospectus for future reference.

HV-7265	March 2016